CONCESSION ARRANGEMENTS RIGHTS - Summary of the main concession contracts (Details)	12 Months Ended
Dec. 31, 2021
Gas and Energy Concession Arrangement [member] | Surtigas S.A. E.S.P.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Gas and Energy Concession Arrangement [member] | Transmetano E.S.P. S.A
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Gas and Energy Concession Arrangement [member] | Promigas S.A. E.S.P.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Gas and Energy Concession Arrangement [member] | Promioriente S.A. E.S.P
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Gas and Energy Concession Arrangement [member] | Gases de Occidente S.A. E.S.P
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Gas and Energy Concession Arrangement [member] | Compania Energetica de Occidente S.A. E.S.P.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Investment commitment, expansion, replacement and improvement of infrastructure, advance, percentage	46.34%
Gas and Energy Concession Arrangement [member] | Sociedad Portuaria El Cayao S.A. E.S.P
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Gas and Energy Concession Arrangement [member] | Gases del Pacifico S.A.C
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	95.60%
Gas and Energy Concession Arrangement [member] | Gases del Norte del Peru S.A.C.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	48.30%
Infrastructure Concession Arrangement [member] | Proyectos de Infraestructura S.A.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Infrastructure Concession Arrangement [member] | Concesiones CCFC S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Infrastructure Concession Arrangement [member] | Concesionaria Panamericana S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	100.00%
Infrastructure Concession Arrangement [member] | Concesionaria Vial Del Pacifico S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	83.33%
Infrastructure Concession Arrangement [member] | Concesionaria Nueva Via del Mar S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	4.11%
Infrastructure Concession Arrangement [member] | Concesionaria Vial Andina S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	95.55%
Infrastructure Concession Arrangement [member] | Concesionaria Vial Del Oriente S.A.S.
Disclosure of detailed information about service concession arrangements [line items]
Percentage of progress of building	69.45%